Fair Value of Assets and Liabilities - Carrying values and fair value estimates (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial assets
Mortgage loans	$ 4,670	$ 4,534
Financial liabilities
Long-term debt	6,451	6,350
Liability for collateral	1,458	1,124	$ 1,129	$ 840
Significant other observable inputs (Level 2) | Carrying value
Financial liabilities
Long-term debt	6,451	6,350
Liability for collateral	1,458	1,124
Significant other observable inputs (Level 2) | Fair value
Financial liabilities
Long-term debt	6,708	7,199
Liability for collateral	1,458	1,124
Significant unobservable inputs (Level 3) | Carrying value
Financial assets
Mortgage loans	4,670	4,534
Bank loans	1,350	1,702
Agent loans	620	538
Financial liabilities
Contractholder funds on investment contracts	9,250	10,367
Significant unobservable inputs (Level 3) | Fair value
Financial assets
Mortgage loans	4,703	4,732
Bank loans	1,298	1,704
Agent loans	617	536
Financial liabilities
Contractholder funds on investment contracts	$ 9,665	$ 11,071